Share-based compensation - Share options outstanding (Details)	12 Months Ended
	Dec. 31, 2025 EquityInstruments $ / shares	Dec. 31, 2024 EquityInstruments	Dec. 31, 2023 EquityInstruments
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 4.16
Number of options outstanding	5,406,594	5,229,369	2,700,077
Options outstanding Weighted average remaining contractual life (years)	3 years 2 months 23 days
Number of options exercisable	2,081,127	1,260,721
Options exercisable, weighted average remaining contractual life (years)	2 years 4 months 20 days
Exercise Price 24.30
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 24.3
Number of options outstanding	10,533
Options outstanding Weighted average remaining contractual life (years)	1 month 6 days
Number of options exercisable	10,533
Options exercisable, weighted average remaining contractual life (years)	1 month 6 days
Exercise Price 21.30
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 21.3
Number of options outstanding	93,498
Options outstanding Weighted average remaining contractual life (years)	5 months 23 days
Number of options exercisable	93,498
Options exercisable, weighted average remaining contractual life (years)	5 months 23 days
Exercise Price 16.89
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 16.89
Number of options outstanding	31,199
Options outstanding Weighted average remaining contractual life (years)	7 months 13 days
Number of options exercisable	31,199
Options exercisable, weighted average remaining contractual life (years)	7 months 13 days
Exercise Price 16.20
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 16.2
Number of options outstanding	13,997
Options outstanding Weighted average remaining contractual life (years)	10 months 13 days
Number of options exercisable	13,997
Options exercisable, weighted average remaining contractual life (years)	10 months 13 days
Exercise Price 6.49
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 6.49
Number of options outstanding	452,800
Options outstanding Weighted average remaining contractual life (years)	1 year 5 months 23 days
Number of options exercisable	452,800
Options exercisable, weighted average remaining contractual life (years)	1 year 5 months 23 days
Exercise Price 6.28
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 6.28
Number of options outstanding	77,500
Options outstanding Weighted average remaining contractual life (years)	1 year 10 months 17 days
Number of options exercisable	77,500
Options exercisable, weighted average remaining contractual life (years)	1 year 10 months 17 days
Exercise Price 6.59
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 6.59
Number of options outstanding	898,134
Options outstanding Weighted average remaining contractual life (years)	2 years 2 months 23 days
Number of options exercisable	602,801
Options exercisable, weighted average remaining contractual life (years)	2 years 2 months 19 days
Exercise Price 2.88
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 2.88
Number of options outstanding	165,633
Options outstanding Weighted average remaining contractual life (years)	3 years 10 days
Number of options exercisable	57,365
Options exercisable, weighted average remaining contractual life (years)	2 years 7 months 2 days
Exercise Price 2.72
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 2.72
Number of options outstanding	2,224,300
Options outstanding Weighted average remaining contractual life (years)	3 years 6 months 3 days
Number of options exercisable	741,434
Options exercisable, weighted average remaining contractual life (years)	3 years 6 months 3 days
Exercise Price 2.20
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 2.2
Number of options outstanding	165,100
Options outstanding Weighted average remaining contractual life (years)	4 years 3 months
Exercise Price 2.57
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price | $ / shares	$ 2.57
Number of options outstanding	1,273,900
Options outstanding Weighted average remaining contractual life (years)	4 years 4 months 9 days